UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  March 31, 2009
Check here if Amendment [X ];
Amendment Number:  _______1_________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		May 23, 2011

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		87
Form 13F Information Table Value Total in Thousands: 	$ 202,984

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      407     8194 SH       Sole                                       8194
Abbott Laboratories            COM              002824100     5904   123773 SH       Sole                                     123773
Aixtron Aktiengesellschaft - A COM              009606104       78    15290 SH       Sole                                      15290
Apple Computer, Inc.           COM              037833100     2429    23111 SH       Sole                                      23111
Aptargroup, Inc.               COM              038336103      290     9324 SH       Sole                                       9324
Atheros Communications, Inc.   COM              04743p108     4233   288770 SH       Sole                                     288770
Baxter International           COM              071813109     4124    80520 SH       Sole                                      80520
Bluephoenix Solutions, Ltd     COM              M20157109      833   434067 SH       Sole                                     434067
Cameron International Corp     COM              13342b105      441    20087 SH       Sole                                      20087
Cardionet, Inc.                COM              14159l103      201     7160 SH       Sole                                       7160
Celgene Corporation            COM              151020104     8013   180467 SH       Sole                                     180467
China Medical Technologies, In COM              169483104     3891   282589 SH       Sole                                     282589
China Security                 COM              16942J105       50    12915 SH       Sole                                      12915
Diamond Foods, Inc.            COM              252603105      252     9030 SH       Sole                                       9030
E-House Holdings ADR           COM              26852W103      101    13050 SH       Sole                                      13050
Eagle Bulk Shipping, Inc.      COM              y2187a101       49    11500 SH       Sole                                      11500
Exact Identification Corp.     COM              300626108        0    10000 SH       Sole                                      10000
Expeditors Intl. of Washington COM              302130109     2447    86482 SH       Sole                                      86482
Exxon Mobil Corp.              COM              30231G102     2435    35751 SH       Sole                                      35751
Focus Media Holding Limited -  COM              34415v109     2555   375677 SH       Sole                                     375677
General Electric               COM              369604103     4404   435645 SH       Sole                                     435645
Google Inc.                    COM              38259P508      471     1353 SH       Sole                                       1353
Itron, Inc.                    COM              465741106     6468   136595 SH       Sole                                     136595
Jinpan Intl Ltd                COM              G5138L100     2055   121966 SH       Sole                                     121966
Johnson & Johnson              COM              478160104      386     7344 SH       Sole                                       7344
Mindray Medical Intl Ltd.      COM              602675100     3629   196056 SH       Sole                                     196056
NICE-Systems Ltd. ADR          COM              653656108     8153   327939 SH       Sole                                     327939
Nasdaq OMX Group, Inc.         COM              631103108     5435   277562 SH       Sole                                     277562
Natl Oilwell Varco             COM              637071101    10709   372990 SH       Sole                                     372990
Nuance Communication           COM              67020Y100      174    16050 SH       Sole                                      16050
Procter & Gamble Co.           COM              742718109     7401   157177 SH       Sole                                     157177
Quanta Services, Inc.          COM              74762e102    10032   467692 SH       Sole                                     467692
Research In Motion Limited     COM              760975102     6934   160837 SH       Sole                                     160837
Schlumberger Ltd.              COM              806857108      816    20079 SH       Sole                                      20079
Stericycle, Inc.               COM              858912108     5560   116484 SH       Sole                                     116484
Sunpower Corp                  COM              867652109     2908   122300 SH       Sole                                     122300
Tetra Tech Inc.New             COM              88162G103     5513   270520 SH       Sole                                     270520
Thermo Fisher Scientific       COM              883556102     7500   210265 SH       Sole                                     210265
Visionchina Media, INC.        COM              92833u103      129    20065 SH       Sole                                      20065
Weatherford Intl               COM              h27013103     4368   394597 SH       Sole                                     394597
Wells Fargo & Co.              COM              949746101      152    10667 SH       Sole                                      10667
Yingli Green Energy ADR        COM              98584b103      165    27490 SH       Sole                                      27490
AT&T Corp.                     COM              00206r102      692    27460 SH       Sole                                      27460
Alaska Communications Systems  COM              01167p101      267    39894 SH       Sole                                      39894
BP P.L.C.                      COM              055622104      827    20611 SH       Sole                                      20611
Bristol Myers Squibb Co.       COM              110122108      648    29570 SH       Sole                                      29570
Consolidated Edison Co.        COM              209115104      614    15505 SH       Sole                                      15505
Dow Chemical Co.               COM              260543103     5122   607600 SH       Sole                                     607600
Frontier Communications        COM              35906a108      916   127538 SH       Sole                                     127538
Great Plains Energy            COM              391164100      182    13525 SH       Sole                                      13525
Verizon Communications         COM              92343V104      569    18829 SH       Sole                                      18829
Windstream Corp                COM              97381w104      951   118035 SH       Sole                                     118035
Videolocity International Inc. COM              92699a100        0    20000 SH       Sole                                      20000
Market Vectors Agribusiness ET COM              57060U605      412    14566 SH       Sole                                      14566
Powershares QQQ Tr Ser 1       COM              73935a104      681    22473 SH       Sole                                      22473
Sector SPDR TR SBI Utilities R COM              81369Y886      399    15604 SH       Sole                                      15604
Solar Energy Index ETF         COM              18383m621      111    15950 SH       Sole                                      15950
iShares Goldman Sachs Natural  COM              464287374      949    40196 SH       Sole                                      40196
iShares Russell Midcap Index F COM              464287499     1354    25072 SH       Sole                                      25072
iShares FTSE/Xinhua China 25 I COM              464287184     1700    59585 SH       Sole                                      59585
iShares MSCI Emerging Market I COM              464287234     1046    42158 SH       Sole                                      42158
iShares S&P Global - Utilities COM              464288711      225     5910 SH       Sole                                       5910
iShares Lehman Aggregate Bond  COM              464287226      466     4596 SH       Sole                                       4596
iShares Lehman TIPS            COM              464287176      620     6038 SH       Sole                                       6038
iShares iBoxx $ High Yield Cor COM              464288513      251     3701 SH       Sole                                       3701
iShares iBoxx $Invest Grade Co COM              464287242    20171   214309 SH       Sole                                     214309
Aeterna Zentaris Inc.          COM              007979990       12    14142 SH       Sole                                      14142
Exxon Mobil Corp.              COM              30231g102      457     6709 SH       Sole                                       6709
General Electric               COM              369604103    16222  1604508 SH       Sole                                    1604508
Kroger Company                 COM              501044101      211     9950 SH       Sole                                       9950
Valspar Corp.                  COM              920355104     5639   282360 SH       Sole                                     282360
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      227    47600 SH       Sole                                      47600
Aberdeen Global Income Fund In COM              003013109      196    23000 SH       Sole                                      23000
Morgan Stanley Emerging Market COM              61744h105       89    12500 SH       Sole                                      12500
Tiaa-Cref Inst Mid Cap Value I COM              87244w581      145 18861.125 SH      Sole                                  18861.125
Tiaa-Cref Inst Small Cap Value COM              87244w524      155 23946.433 SH      Sole                                  23946.433
Fidelity AMT Tax Free Money Fu COM              316448406     1000 1000000.000 SH    Sole                                 1000000.00
Fidelity Institutional MM FDS  COM              316175108       41 41371.950 SH      Sole                                  41371.950
Fidelity U.S. Treasury Money M COM              846823102     2473 2472813.250 SH    Sole                                 2472813.25
Fidelity US Government Money M COM              316413202      122 121566.800 SH     Sole                                 121566.800
Franklin Fed Interm T/F A      COM              354723710      154 14072.120 SH      Sole                                  14072.120
Nuveen Arizona Municipal Bond  COM              67065l104      171 18056.265 SH      Sole                                  18056.265
Putnam Arizona Tax Exempt Inco COM              746441104       88 10554.112 SH      Sole                                  10554.112
UBS Select Treasury Institutio COM              90262y802     3465 3464514.820 SH    Sole                                 3464514.82
M3 Partners LP Private Replace COM                             500 500000.00 SH      Sole                                  500000.00
MarkWest Energy Partners       COM              570759100      140    12100 SH       Sole                                      12100
Teppco Partners L.P            COM              872384102      207     9144 SH       Sole                                       9144